UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Shott Capital Management, LLC
Address:  601 California Street, #801
	  San Francisco, CA 94108

Form 13F File Number:  28-05083

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Paul Wozniak
Title:	Managing Director
Phone:  (415) 772-8364

Signature, Place, and Date of Signing:

Paul Wozniak      San Francisco, CA     September 30, 2009

State Street Corporation has been removed from the List of Other Included Managers as Shott Capital Management LLC is deemed not to share investment discretion with State Street Corporation for the purposes of Form 13F reporting.


Report Type (Check only one.):

 [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0



Form 13F Information Table Entry Total:   55
Form 13F Information Table Value Total (Thousands):   $90,139

List of Other Included Managers:  0

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Alliance Data Systems Corporat COM              018581108     1499    24547 SH       SOLE                     9764             14783
Allot Communications LTD       COM              M0854Q105      686   178677 SH       SOLE                   178677
Amdocs Ltd.                    COM              G02602103     1864    69356 SH       SOLE                    66500              2856
Arch Capital Group Ltd.        COM              G0450A105     3217    47633 SH       SOLE                    23833             23800
Aruba Networks Inc.            COM              043176106     2392   270539 SH       SOLE                   270539
Atheros Communications, Inc.   COM              04743P108      385    14512 SH       SOLE                    12133              2379
Atmel Corp.                    COM              049513104       59    14000 SH       SOLE                                      14000
Avocent Corporation            COM              053893103      222    10948 SH       SOLE                    10948
Cavium Networks, Inc.          COM              14965A101      703    32760 SH       SOLE                    32760
Cbeyond, Inc.                  COM              149847105      168    10407 SH       SOLE                     4261              6146
Centennial Communication Corp. COM              15133V208     3395   425466 SH       SOLE                   173729            251737
Cisco Systems                  COM              17275R102     4915   208785 SH       SOLE                   168142             40643
Citrix Systems, Inc.           COM              177376100      487    12402 SH       SOLE                    11398              1004
Cognizant Technology Solutions COM              192446102     1914    49513 SH       SOLE                    44435              5078
CommVault Systems, Inc.        COM              204166102     1620    78078 SH       SOLE                    73078              5000
Concho Resources Inc.          COM              20605P101     3044    83807 SH       SOLE                    81612              2195
Du Pont                        COM              263534109      204     6350 SH       SOLE                                       6350
EBay, Inc.                     COM              278642103      872    36930 SH       SOLE                    29100              7830
EHealth, Inc.                  COM              28238P109      731    50391 SH       SOLE                    23798             26593
EV Energy Partner LP 	       COM              26926V107     2372   102042 SH       SOLE                   102042
Ecotality, Inc.                COM              27922Y103      226  1204693 SH       SOLE                  1204693
Finisar Corporation            COM              31787A507      386    39859 SH       SOLE                    13860             25999
Global Cash Access Holdings, I COM              378967103     1133   155051 SH       SOLE                    17023            138028
Google, Inc. - Cl A            COM              38259P508    22608    45595 SH       SOLE                    39426              6169
HewlettPackard                 COM              428236103      610    12929 SH       SOLE                                      12929
Innophos Holdings, Inc.        COM              45774N108      299    16170 SH       SOLE                    14301              1869
Jackson Hewitt Tax Service, In COM              468202106     2677   524826 SH       SOLE                                     524826
Keryx Biopharmaceuticals, Inc. COM              492515101       78    33200 SH       SOLE                                      33200
Linear Technology Corp.        COM              535678106     1354    49000 SH       SOLE                    20000             29000
Lululemon Athletica Inc.       COM              550021109      202     8879 SH       SOLE                     8879
Magellan Midstream Partners    COM              559080106      368     9781 SH       SOLE                     8359              1422
MedAssets Inc.                 COM              584045108     1470    65147 SH       SOLE                    24173             40974
Mellanox Technologies Ltd.     COM              M51363113     1212    73933 SH       SOLE                    73933
MetroPCS Communications        COM              591708102     4465   477065 SH       SOLE                    91274            385791
Microchip Technology, Inc.     COM              595017104      212     8000 SH       SOLE                     8000
Microsoft Corp.                COM              594918104      283    11000 SH       SOLE                                      11000
Netezza Corporation            COM              64111N101      494    43935 SH       SOLE                    35271              8664
Netflix, Inc.                  COM              64110L106      532    11516 SH       SOLE                                      11516
NeurogesX, Inc.                COM              641252101      398    49803 SH       SOLE                                      49803
PROS Holdings, Inc.            COM              74346Y103       96    11346 SH       SOLE                     7564              3782
Positron Corp.                 COM              737397125      125  1785750 SH       SOLE                                    1785750
Prestige Brands Holdings, Inc  COM              74112D101     1287   182836 SH       SOLE                    64341            118495
Rackspace Hosting, Inc.        COM              750086100     8122   476093 SH       SOLE                   363966            112127
SAVVIS, Inc.                   COM              805423308     1145    72398 SH       SOLE                    23690             48708
Salesforce.com, Inc.           COM              79466L302     1170    20551 SH       SOLE                    16600              3951
Shutterfly, Inc.               COM              82568P304      361    21716 SH       SOLE                    21716
Skyepharma Plc.                COM              830808101       28    17587 SH       SOLE                                      17587
Sourcefire, Inc.               COM              83616T108      926    43131 SH       SOLE                    30900             12231
SuperGen, Inc.                 COM              868059106      134    50009 SH       SOLE                                      50009
TransDigm Group Inc.           COM              893641100     1798    36100 SH       SOLE                                      36100
Ulta Salon, Cosmetics & Fragra COM              90384S303      395    23941 SH       SOLE                    14445              9496
VeriFone Holdings, Inc.        COM              92342Y109     2788   175465 SH       SOLE                    30124            145341
Volcano Corporation            COM              928645100      379    22550 SH       SOLE                    22550
YaHoo!, Inc.                   COM              984332106     1377    77320 SH       SOLE                    71320              6000
ev3, Inc.                      COM              26928A200      252    20500 SH       SOLE                                      20500